Provisions - (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2017			2016
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	59,195	—	59,195	60,660	216	60,876
Environmental provision	3,121	346	3,467	2,778	305	3,083
Provisions for litigation	—	11,732	11,732	—	—	—
Provisions for third-party liability	7,639	—	7,639	5,822	13	5,835
Other provisions	12,442	21,017	33,459	12,697	19,093	31,790
Total	82,397	33,095	115,492	81,957	19,627	101,584

Schedule of changes in provisions	The changes in the various line items of provisions in 2017 and 2016 were as follows:
France
Disclosure of other provisions [line items]
Schedule showing changes in obligation

	2017	2016
	US$'000	US$'000
Obligations at the beginning of year	29,733	26,834
Current service cost	1,834	1,530
Borrowing costs	383	527
Actuarial differences	(4,570)	2,854
Benefits paid	(1,471)	(972)
Exchange differences	3,859	(1,040)
Obligations at the end of year	29,768	29,733

Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2017:

2017
US$'000
2018	1,485
2019	1,066
2020	1,472
2021	1,211
2022	1,431
Years 2023-2027	9,190

South Africa
Disclosure of other provisions [line items]
Schedule showing changes in obligation

In this regard, the changes of this provision in 2017 and 2016 were as follows:

	2017	2016
	US$'000	US$'000
Obligations at beginning of year	8,760	7,989
Current service cost	310	307
Borrowing costs	932	817
Actuarial differences	(2,226)	(998)
Benefits paid	(740)	(424)
Exchange differences	836	1,069
Obligations at end of year	7,872	8,760

Schedule of breakdown in percentage of plan assets

The breakdown, in percentage, of the plan assets are as follows:

	2017	2016
Cash	47.45%	17.42%
Equity	24.79%	35.31%
Bond	7.66%	13.23%
Property	1.41%	2.76%
International	15.74%	25.47%
Others	2.95%	5.81%
Total	100.00%	100.00%

Schedule showing fair value rollforward of plan assets

Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2017	2016
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	3,532	2,703
Interest income on assets	255	284
Benefits paid	(2,609)	—
Actuarial differences	270	(112)
Other	800	657
Fair value of plan assets at the end of the year	2,248	3,532
Actual return on assets	525	165

Venezuela
Disclosure of other provisions [line items]
Schedule showing changes in obligation

In this regards, the changes of this provision in 2017 and 2016 were as follows:

	2017	2016
	US$'000	US$'000
Obligations at the beginning of year	2,955	3,089
Current service cost	158	89
Borrowing costs	2,255	535
Actuarial differences	—	2,262
Benefits paid	(93)	(135)
Exchange differences	(3,392)	(2,885)
Obligations at the end of year	1,883	2,955

Summary of the main actuarial assumptions used to calculate obligations

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa		Venezuela
	2017	2016	2017	2016	2017	2016
Salary increase	1.60%-6.10%	1.60%-6.10%	8.1%	8.2%	207.25%	60%
Discount rate	2%	2%	10.3%	9.8%	219.54%	76.80%
Expected inflation rate	1.60%	1.60%	7.10%	7.2%	207%	200%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	PA(90)	UP94	UP94
Retirement age	65	65	63	63	63	63

North America
Disclosure of other provisions [line items]
Schedule showing changes in obligation

The changes of this provision 2017 were as follows:

	2017
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	36,762	21,854	7,382	65,998
Service cost	169	136	302	607
Borrowing cost	1,421	873	305	2,599
Actuarial differences	1,782	1,310	463	3,555
Benefits paid	(1,845)	(986)	(163)	(2,994)
Exchange differences	—	1,601	548	2,149
Expenses	(94)	—	—	(94)
Plan amendments	—	—	—	—
Obligations at the end of year	38,195	24,788	8,837	71,820

Schedule of estimated future benefit payments

The following reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2017:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2018	3,222	230
2019	3,300	233
2020	3,338	232
2021	3,373	240
2022	3,373	240
Years 2023-2027	17,689	1,533

Schedule of breakdown in percentage of plan assets

The breakdown as of as of December 31, 2017 and 2016 of the assets by class are:

	2017	2016
Cash	2%	2%
Equity Mutual Funds	45%	46%
Fixed Income Securities	51%	50%
Real Estate Mutual Funds	2%	2%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the year ended December 31, 2017, the changes in Plan assets were as follows:

	2017
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	29,711	16,859	46,570
Interest income on assets	1,138	686	1,824
Benefits paid	(1,845)	(986)	(2,831)
Actuarial return on plan assets	3,980	785	4,765
Other	(115)	1,939	1,824
Fair value of plan assets at the end of the year	32,869	19,283	52,152

Summary of the main actuarial assumptions used to calculate obligations

The assumptions used to determine benefit obligations at December 31, 2017 and 2016 for the North American plans are as follows:

	North America – 2017			North America – 2016
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	3.50%	3.60%	3.65%	3.75% - 4.00%	3.95%	4.05%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	SOA RP-2014 Total Dataset Mortality	CPM2014-Private	CPM2014-Private	SOA RP-2014 Total Dataset Mortality	CPM2014-Private	CPM2014-Private
Retirement age	65	62	62	65	65	55

Schedule showing reconciliation of benefit obligations, plan assets and funded status	The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2017 and 2016: